Director
Securities Operations

[redacted]

06062174

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

CERT NYS

1-32892

November 21, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, MUELLER WATER PRODUCTS, INC., Series B common stock, par value $.01 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 21, 2006. Tentative listing date – Not yet determined.

Sincerely,

Paras Madho